Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues
Gross premiums written	$ 1,840.4	$ 1,722.9
Reinsurance premiums ceded	(660.1)	(696.5)
Net premiums written	1,180.3	1,026.4
Change in net unearned premiums	(611.8)	(423.4)
Net premiums earned	568.5	603.0
Net investment income	43.7	49.5
Net realized and unrealized investment gains/(losses)	(1.6)	5.9
Total revenues	610.6	658.4
Expenses
Losses and loss adjustment expenses	223.8	429.2
Policy acquisition expenses (includes The Fidelis Partnership commissions of $86.8 (2025: $78.4))	239.3	246.3
General and administrative expenses	29.2	22.0
Corporate and other expenses	0.4	0.0
Net foreign exchange losses	0.1	2.5
Financing costs	14.7	8.7
Total expenses	507.5	708.7
Income/(loss) before income taxes	103.1	(50.3)
Income tax benefit	4.9	7.8
Net income/(loss)	108.0	(42.5)
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	(26.5)	25.7
Reclassification of net realized losses/(gains) recognized in net income	0.0	(0.8)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	5.0	(7.4)
Total other comprehensive income/(loss)	(21.5)	17.5
Comprehensive income/(loss)	$ 86.5	$ (25.0)
Per share data
Earnings/(loss) per common share (in dollars per share)	$ 1.16	$ (0.38)
Earnings/(loss) per diluted common share (in dollars per share)	$ 1.15	$ (0.38)
Weighted average common shares outstanding (in shares)	92,961,003	111,543,154
Weighted average diluted common shares outstanding (in shares)	93,647,444	111,543,154